Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 12. Income Taxes

The Company recorded no provision for income taxes for the three and nine months ended September 30, 2025 and 2024.

Deferred tax assets and deferred tax liabilities are recognized based on temporary differences between the financial reporting and tax basis of assets and liabilities using statutory rates. Management of the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Under the applicable accounting standards, management has considered the Company’s history of losses and concluded that it is more likely than not that the Company will not recognize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the Company’s otherwise recognizable net deferred tax assets.

Note 11. Income Taxes

The key measures of segment profit or loss reviewed by the CODM are general and administrative expenses and development costs. General and administrative expenses and development costs are reviewed and monitored by the CODM to manage cash to ensure enough capital is available to complete a potential business combination with a SPAC. The CODM also reviews general and administrative and development costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget.

The Company is domiciled in Italy and is primarily subject to taxation in that country.

Income (loss) before provision for income taxes consisted of the following:

	Years Ended December 31,
	2024	2023
Loss before provision for income taxes	$(23,207)	$(4,799)

The provision for income taxes for the years ended December 31, 2024 and 2023 consisted of the following:

	Years Ended December 31,
	2024	2023
Current income tax (benefit) expense:	$10,374	$(327)
Deferred income tax (benefit) expense:	—	—
Total income tax provision (benefit)	$10,374	$(327)

The Company’s income tax benefit for the years ended December 31, 2024 and 2023 relating to federal, state and foreign tax jurisdictions differs from the amounts determined by applying the statutory federal income tax rate based on the following:

	Years Ended December 31,
	2024		2023
Expense (Benefit) at the federal rate	$(6,688)	28.82%	$(1,383)	28.82%
Increase (decrease) resulting from:
Other	17,062	(73.52)%	1,056	(22.01)%
Total income tax provision (benefit)	$10,374	(44.70)%	$(327)	6.81%

At December 31, 2024 and 2023, the Company did not have any deferred tax assets or liabilities.

The Company complies with the provisions of ASC 740 in accounting for its uncertain tax positions. ASC 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. At December 31, 2024 and 2023, the Company had no uncertain tax positions.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. The Company had no accruals for interest and penalties at December 31, 2024 and 2023.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. The statute of limitations for assessment by the Italian tax authorities remains open for the tax years December 31, 2021 through December 31, 2024 as the Company was incorporated in 2021. There are currently no income tax audits in progress. The resolution of tax matters is not expected to have a material effect on the Company’s financial statements.